Series A Preferred Stock (Details) - $ / shares	Jul. 05, 2017	Jun. 30, 2017	Jun. 30, 2016	Nov. 16, 2015
Series C Preferred Stock
Series A Preferred Stock Outstanding		1,000,000	1,000,000
Formerly entitled to vote rate	$ 400
Common Stock conversion to preferred stock rate	100
current entitled to vote rate	$ 1,200
Increase in Authorized Shares of Preferred Stock				10,000,000